SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSR
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
(Exact name of registrant as specified in charter)
----------

245 Sunrise Ave.
Palm Beach, FL 33480
(Address of principal executive offices) (Zip code)

Irving Levine, President
245 Sunrise Ave.
Palm Beach, FL 33480
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END:  FEBRUARY 28, 2007

DATE OF REPORTING PERIOD:  FEBRUARY 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940
(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.
The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Annual Report
                                                              February 28, 2007

================================================================================

                                     [LOGO]

                                COPLEY FUND, INC.
                                 A No-Load Fund

                               COPLEY FUND, INC.


                              FINANCIAL STATEMENTS
                              FOR THE YEAR ENDING
                               FEBRUARY 28, 2007



                               Table of Contents


Title                                                                           Page
--------------------------------------------------------------------------   ----------
Shareholder Letter and Management's Discussion of Fund Performance .......      1 - 3
Per Share Value Graph ....................................................          4
Comparative Performance ..................................................          5
Average Annual Compound Total Return .....................................          5
Independent Auditor's Report .............................................          6
Portfolio of Investments .................................................      7 - 9
Statement of Assets and Liabilities ......................................         10
Statement of Operations ..................................................         11
Statement of Changes in Net Assets .......................................         12
Statement of Cash Flow ...................................................         13
Notes to Financial Statements ............................................    14 - 17
Financial Highlights .....................................................         18
Disclosure of Fund Expenses ..............................................         19
Supplemental Data ........................................................         20
  General ................................................................         20
  Voting Proxies on Portfolio Securities .................................         20
  Disclosure of Portfolio Holdings .......................................         20
  Approval of Investment Advisory Agreement ..............................         20
About the Fund's Directors and Officers .........................   Inside Back Cover

                                                            Tel: (508) 674-8459
                                                            Fax: (508) 672-9348


                        COPLEY FINANCIAL SERVICES CORP.

                 Adviser and Administrator to Copley Fund, Inc.
                              Post Office Box 3287
                        Fall River, Massachusetts 02722

April 9, 2007

Dear Fellow Shareholder:

      The enclosure of the Wall Street Journal report and the graph in the Annual Report reflect an outstanding year in 2006 and an outstanding first quarter in 2007. It is with pride that we have achieved a number one ranking by The Wall Street Journal in the category of the Multi-CAP Value Equity Funds for one year.

      Keep in mind that when Copley is compared to other funds not taken into consideration is the fact that Copley does not distribute dividends but pays its own Corporate taxes. All other funds distribute dividends and Capital gains to its shareholders resulting in them having to pay their own taxes. Thus, if a Copley shareholder does not redeem, the shareholder pays no taxes.

      Our gain of 19.7% in calendar year 2006 reflects gains in all of our major sectors. Utilities had a gain of 12.75%. Our main energy stocks (Chevron gain of 29.5% and Exxon with a gain of 36.4%) had substantial gains. Our major Telephone stocks (AT&T 46% and Verizon 28.3%) had substantial gains. Our main banking stocks (J.P. Morgan 21.7% and PNC Financial Services 19.7%) had substantial gains. As a matter of fact only three stocks in the entire portfolio had what we consider rather insignificant losses.

      Our gain of 4.75% for the first quarter of 2007 was due mainly to the utility sector. The Utility average for the quarter showed a gain of 9.5%. Our other sectors were very neutral. However, during this quarter Copley reached an all time high.

      A major reason for this significant utility gain was an offer by a private equity firm to purchase TXU (Texas Utilities) at a price much above the market thus the perception that utilities with their large cash flows were under valued resulting in substantial increases in value of our utility stocks.

      Also the fact that dividends are now back in fashion helped add to our substantial gains of 2006 & 2007. Keep in mind that practically all our stocks have historically paid substantial dividends (adding to our net asset value) no matter the market performance.

      Our dividend income increased substantially during the past year as the majority of our stocks had increases in their dividends. This in essence is our basic investment philosophy, ie., the receipt of dividends in ever increasing amounts from profitable, well capitalized and highly visible companies and as dividends increase the prices of stocks increase.

      The following performance history reflects all the above, a far cry from our initial start of $3.00 per share to now approximately $57 per share.

      1984 ...........        +23.9%   (Top performing Fund in 1984)
      1985 ...........         +25%
      1986 ...........         +18%
      1987 ...........          -8%
      1988 ...........         +20%
      1989 ...........         +16%    (Including a reserve for taxes
                                       on unrealized gains)
      1990 ...........          -2%
      1991 ...........         +18%
      1992 ...........         +18%
      1993 ...........         +10%
      1994 ...........          -7%
      1995 ...........         +26%
      1996 ...........          +5%
      1997 ...........         +25%
      1998 ...........         +14%
      1999 ...........       -6.86%
      2000 ...........      +22.50%
      2001 ...........       -9.30%
      2002 ...........       -13.9%
      2003 ...........      +14.31%
      2004 ...........      +12.99%
      2005 ...........       +5.89%
      2006 ...........      +19.70%
      2007 ...........       +4.75%    (as of March 31, 2007)

      We are in constant communication with our consultants in Chicago regarding the structure of our investment portfolio which has been most rewarding.

      As a smaller institution we have been exposed to the added expense of the rules of Sarbanes-Oxley. We hope that smaller institutions might be relieved of some of these regulations in the future. Meanwhile we have to adhere to these rules with the resultant added expenses.

      We are actively involved in increasing the volume of our operating division and are looking forward to this development in 2007 and beyond.

      The performance data quoted represents past performance and investment return. Principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our twenty eight years of operation.

                                                  Cordially yours,


                                                  /s/ Irving Levine
                                                  -----------------------------
                                                  Irving Levine
                                                  President


      P.S. The Wall Street Journal no longer lists Copley Fund under Mutual Funds as its minimum assets listing is one hundred million dollars. However, one can get our net asset value daily over the internet. Go to Google home page search for "Copley Fund, Inc" then click on Mutual Funds and it will bring up Copley.

                               COPLEY FUND, INC.

                                PER SHARE VALUE

                     CALENDAR YEAR ENDED DECEMBER 31, 2006
                          PERIOD ENDED MARCH 31, 2007

      1983                   6.06
      1984                   7.51
      1985                   9.36
      1986                  11.00
      1987                  10.11
      1988                  12.12
      1989                  14.28
      1990                  14.06
      1991                  16.47
      1992                  19.38
      1993                  21.35
      1994                  19.71
      1995                  24.65
      1996                  26.05
      1997                  32.58
      1998                  37.04
      1999                  34.50
      2000                  42.26
      2001                  38.33
      2002                  32.99
      2003                  37.71
      2004                  42.61
      2005                  45.12
      2006                  54.01
      2007                  56.57 (As of March 31, 2007)

                               COPLEY FUND, INC.


                            COMPARATIVE PERFORMANCE

      This chart shows the value of a hypothetical $10,000 investment in the Fund and the S&P 500 which is a broad-based market index comprised of 500 of the largest companies traded on the U.S. Securities Markets as measured by market capitalization. Market Indexes do not include expenses which are deducted from Fund returns. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted below. The graph does not reflect the deduction for taxes that a shareholder may pay on the redemption of shares or dividends and capital gains received.

                          Ten Year Cumulative Return

Copley Fund As of 12/31/06

                         Copley Fund                S&P 500
 --------                 ---------                ---------
12/31/1997                12,193.00                13,362.00
12/31/1998                12,847.00                17,404.00
12/31/1999                11,966.00                20,508.00
12/31/2000                15,085.00                18,502.00
12/31/2001                14,249.00                16,371.00
12/31/2002                11,853.00                12,268.00
12/31/2003                14,853.00                15,532.00
12/31/2004                16,601.00                17,023.00
12/31/2005                17,728.00                17,584.00
12/31/2006                20,683.00                19,880.00

                            AVERAGE ANNUAL RETURNS

      The following table depicts the periodic 1-, 5-, and 10-year annualized returns and the S&P 500 Index.

Periods Ended 12/31/06        1 Year      5 Years     10 Years
------------------------   -----------   ---------   ---------
Copley Fund ............       19.70%       8.29%       7.79%
S&P 500 ................       15.79%       6.19%       8.42%

      Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value and return will vary, and you may have a gain or loss when you sell your shares. For most recent performance please call us at 877-881-2751. Returns do not reflect taxes that a shareholder may pay on redemption of Fund shares. When assessing performance, investors should consider both short and long-term returns.

Shareholders and Board of Directors
Copley Fund, Inc.
Palm Beach, Florida

                         INDEPENDENT AUDITOR'S REPORT

      I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and financial highlights based upon my audit.

      I conducted my audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2007 by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

      In my opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Copley Fund, Inc., as of February 28, 2007, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Roy G. Hale
Certified Public Accountant
April 24, 2007
La Plata, Maryland

                               COPLEY FUND, INC.

                           PORTFOLIO OF INVESTMENTS
                               February 28, 2007

                                                                 Shares       Value
                                                               ----------   ----------
Common Stocks  - 96.85%
Banking - 8.84%
  Bank of America Corp. ....................................     30,000     $1,526,100
  J.P. Morgan Chase & Co. ..................................     42,000      2,074,800
  KeyCorp. .................................................     20,000        754,800
  National City Corp. ......................................     20,000        757,000
  PNC Financial Services Group .............................     35,000      2,565,850
                                                                            ----------
                                                                             7,678,550
                                                                            ----------
Diversified Utility Companies - 11.40%
  Alliant Energy Corp. .....................................     20,000        836,400
  Dominion Resources, Inc. .................................     30,000      2,565,900
  FPL Group ................................................    110,000      6,497,700
                                                                            ----------
                                                                             9,900,000
                                                                            ----------
Drug Companies - 3.04%
  Bristol Myers Squibb Co. .................................    100,000      2,639,000
                                                                            ----------
Electric and Gas - 16.60%
  American Electric Power ..................................     35,000      1,570,100
  First Energy Corp. .......................................     40,000      2,502,800
  Great Plains Energy, Inc. ................................     40,000      1,243,600
  Integrys Energy Group, Inc. ..............................     33,000      1,839,420
  Progress Energy, Inc. ....................................     40,000      1,954,400
  Public Service Enterprise Group ..........................     15,000      1,123,500
  Scana, Corp. .............................................     50,000      2,086,500
  Sempra Energy, Inc. ......................................     35,000      2,101,750
                                                                            ----------
                                                                            14,422,070
                                                                            ----------
Electric Power Companies - 15.52%
  Ameren Corp. .............................................     30,000      1,566,900
  DTE Energy Co. ...........................................     55,000      2,546,500
  Duke Energy Co. ..........................................     54,600      1,075,074
  Exelon Corp. .............................................     23,200      1,529,576
  Nstar Corp. ..............................................     50,000      1,710,500
  PP&L Corp. ...............................................    100,000      3,802,000
  Southern Co. .............................................     35,000      1,253,000
                                                                            ----------
                                                                            13,483,550
                                                                            ----------

    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                               February 28, 2007

                                                                 Shares       Value
                                                               ----------   ----------
Gas Utilities and Supplies - 9.39%
  Delta Natural Gas Co. ....................................     20,000     $   498,400
  Energy East Corp .........................................     40,000         988,400
  Keyspan Energy Corp. .....................................     45,000       1,846,800
  New Jersey Resources Corp. ...............................     37,500       1,852,125
  Northwest Natural Gas Co. ................................     40,000       1,770,800
  WGL Holdings, Inc ........................................     38,000       1,197,760
                                                                            -----------
                                                                              8,154,285
                                                                            -----------
Health Care Products - 0.53%
  *Zimmer Holdings, Inc. ...................................      5,500         463,815
                                                                            -----------
Insurance - 2.64%
  Arthur J. Gallagher & Co. ................................     80,000       2,290,400
                                                                            -----------
Oils - 17.92 %
  BP Amoco PLC. ............................................     25,500       1,571,820
  Chevron Texaco Corp. .....................................     46,200       3,169,782
  Exxon-Mobil Corp. ........................................    106,086       7,604,244
  Sunoco, Inc. .............................................     50,000       3,226,000
                                                                            -----------
                                                                             15,571,846
                                                                            -----------
Pipelines - 0.81%
  Spectra Energy Corp. .....................................     27,300         702,429
                                                                            -----------
Publishing - 0.59%
  Idearc, Inc. .............................................     15,000         510,000
                                                                            -----------
Retail - 1.11%
  Wal-Mart Stores, Inc. ....................................     20,000         966,000
                                                                            -----------
Telephone - 8.46%
  AT&T, Inc. ...............................................     93,555       3,442,824
  Citizens Communications Co. ..............................     25,000         376,750
  Verizon Communications, Inc. .............................     94,232       3,527,104
                                                                            -----------
                                                                              7,346,678
                                                                            -----------
  Total value of investments (Cost $30,134,530) ............                 84,128,623
  Excess of cash and other assets over liabilities .........                  2,739,182
                                                                            -----------
  Net Assets ...............................................                $86,867,805
                                                                            ===========

----------
*     Non-income producing securities.

    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                               February 28, 2007

                                                                               Value
                                                                            -----------

Federal Tax Information: At February 28, 2007, the net
unrealized appreciation based on cost for Federal income tax purposes of $30,134,530 was as follows: Aggregate gross
unrealized appreciation for all investments for which there
was an excess of value over cost ........................................   $53,994,093
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value ........................            (0)
                                                                            -----------
Net unrealized appreciation .............................................   $53,994,093
                                                                            ===========


    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 28, 2007

ASSETS
  Investments in securities, at value (identified cost $30,134,530)
   (Note 1) ............................................................                   $84,128,623
  Cash .................................................................                     3,225,510
  Receivables:
   Trade (Notes 5 & 6) .................................................    $    17,907
   Subscriptions .......................................................         70,425
   Dividends and interest ..............................................        307,109        395,441
                                                                            -----------
  Inventory (Notes 1 & 6) ..............................................                       109,781
  Prepaid Expenses .....................................................                           111
                                                                                           -----------
     Total Assets ......................................................                    87,859,466
LIABILITIES
  Payables:
   Redemptions .........................................................          4,252
   Trade ...............................................................          8,609
   Accrued income taxes-current ........................................        137,125
   Accrued expenses ....................................................         34,330
  Deferred income taxes (Notes 1 and 2) ................................        807,345
                                                                            -----------
     Total Liabilities .................................................                      (991,661)
                                                                                           -----------
Commitments and Contingencies (Note 7)
     Net Assets ........................................................                   $86,867,805
                                                                                           ===========
Net assets consist of:
  Capital paid in ......................................................                   $ 4,243,735
  Undistributed net investment and operating income ....................                    26,908,363
  Accumulated net realized gain on investment transactions .............                     1,721,614
  Net unrealized appreciation in value of investments (Note 2) .........                    53,994,093
                                                                                           -----------
     Total .............................................................                   $86,867,805
                                                                                           ===========
Net Asset Value, Offering and Redemption Price Per Share
  (5,000,000 shares authorized, 1,588,813 shares of $1.00 par
  value capital stock outstanding) .....................................                   $     54.67
                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                            STATEMENT OF OPERATIONS
                     For the year ending February 28, 2007


Investment Income (Note 1)
  Income
   Dividend ............................................................    $ 2,820,463
   Interest ............................................................         90,975
                                                                            -----------
     Investment income .................................................                   $ 2,911,438
  Expenses:
   Investment advisory fee (Note 5) ....................................        554,717
   Professional fees ...................................................         61,270
   Custodian fees ......................................................         22,773
   Accounting and Shareholder Services .................................         70,782
   Printing ............................................................          6,674
   Postage and shipping ................................................          3,555
   Directors fees ......................................................         16,240
   Blue Sky fees .......................................................         15,750
   Compliance ..........................................................         31,200
   Insurance ...........................................................         49,130
   Office expense and miscellaneous ....................................          2,928
                                                                            -----------
                                                                                835,019
   Less: Investment advisory fee waived ................................        (60,000)       775,019
                                                                            -----------    -----------
   Net investment income before income taxes ...........................                     2,136,419
Operating Profit (Notes 2, 5 and 7)
   Gross profit ........................................................         39,769
   Less: Operating expenses ............................................         31,676
                                                                            -----------
   Net operating profit before income taxes ............................                         8,093
                                                                                           -----------
Net Investment and Operating Income before Income Taxes ................                     2,144,512
   Less provision for income taxes (Notes 2 and 7) .....................                      (283,481)
                                                                                           -----------
   Net investment and operating income .................................                     1,861,031
Realized and Unrealized Gain (Loss) on Investments
  (Notes 2 and 4)
  Realized gain from investment transactions during the period .........        353,076
  Increase in unrealized appreciation of investments during
   current period ......................................................      9,984,004
                                                                            -----------
  Net realized and unrealized gain .....................................                    10,337,080
                                                                                           -----------
Net Increase in Net Assets Resulting from Operations ...................                   $12,198,111
                                                                                           ===========


    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.


                      STATEMENT OF CHANGES IN NET ASSETS


                                                                           Year Ended        Year Ended
                                                                             2/28/07          2/28/06
                                                                          ------------      ------------
Increase (Decrease) in Net Assets from Operations
  Net investment and operating income .................................   $  1,861,031      $  1,661,511
  Net realized gain/loss on investment transactions ...................        353,076            86,297
  Net change in realized and unrealized appreciation on
   investments ........................................................      9,984,004         3,067,471
                                                                          ------------      ------------
  Increase/(decrease) in net assets resulting from operations .........     12,198,111         4,815,279
Net Equalization (Debits) Credits (Note 1) ............................              0        (1,904,416)
Capital Share Transactions (Note 3)
  Increase (decrease) in net assets resulting from capital
   share transactions .................................................         23,780          (344,009)
                                                                          ------------      ------------
  Total increase (decrease) in net assets .............................     12,221,891         2,566,854
Net Assets
  Beginning of Period .................................................     74,645,914        72,079,060
                                                                          ------------      ------------
  End of Period (including undistributed net investment
   and operating income of $26,908,363 and $25,047,332
   respectively) ......................................................   $ 86,867,805      $ 74,645,914
                                                                          ============      ============


    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.


                            STATEMENT OF CASH FLOWS
                     For the year ending February 28, 2007

Increase (Decrease) in Cash
Cash flows from operating activities
  Dividends and interest received .....................................   $  2,810,550
  Proceeds from disposition of long-term portfolio investments ........        383,062
  Receipts from customers .............................................        153,009
  Payments of taxes, net ..............................................       (243,064)
  Expenses paid .......................................................       (769,927)
  Purchase of long-term portfolio investments .........................     (1,447,131)
  Payments to suppliers ...............................................       (128,887)
  Other income ........................................................            755
                                                                          ------------
   Net cash provided by operating activities ..........................        758,367
                                                                          ============
Cash flows provided by financing activities
  Fund shares sold ....................................................      5,298,956
  Fund shares repurchased .............................................     (5,397,884)
                                                                          ------------
   Net cash used by financing activities ..............................        (98,928)
                                                                          ============
   Net increase in cash ...............................................        659,439
   Cash at beginning of the year ......................................      2,566,071
                                                                          ------------
   Cash as of February 28, 2007 .......................................   $  3,225,510
                                                                          ============
Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations ..................   $ 12,198,111
                                                                          ------------
  Increase in investments .............................................    (11,401,147)
  Increase in dividends and interest receivable .......................       (117,135)
  Decrease in receivables from customers ..............................         14,749
  Decrease in inventory ...............................................         31,605
  Increase in income taxes payable ....................................         16,953
  Increase in trade payables ..........................................         14,077
  Increase in other assets ............................................             (7)
  Decrease in accrued expenses ........................................        (22,313)
  Increase in deferred taxes ..........................................         23,474
                                                                          ------------
   Total adjustments ..................................................    (11,439,744)
                                                                          ------------
   Net cash provided by operating activities ..........................   $    758,367
                                                                          ============


    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

      The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

      Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

      In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

      The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

      It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund's shares.

Inventory

      Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

      The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

      Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

New Accounting Pronouncements

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the


    The accompanying notes are in integral part of the financial statements.

                               COPLEY FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies - (continued) course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

      In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. Federal and State Income Taxes

      The income tax provision included in the financial statements is as follows:

      Regular tax liability .......................................    $283,481

      The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist based upon the Fund being a going-concern entity. If the Fund's income tax liability should exceed the amount of current and deferred income taxes, for an unforeseen reason, the Fund's Board of Directors is prepared to take the necessary steps to convert the Fund to a Regulated Investment Company (RIC). Income tax obligations associated with the conversion to RIC status will be recognized when the Board of Directors directs that a conversion be implemented. It is not the intent of management or the Board of Directors to convert to RIC status in the foreseeable future.

      The amount of deferred taxes currently available to the Fund is $807,345. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

      The Fund has $1,908,937 in accumulated capital loss carry forwards which expire as follows: $1,600,732 on February 28, 2008; and $308,205 on February 28, 2009.

      The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year in which the Fund does not pay a federal alternative minimum tax.


    The accompanying notes are in integral part of the financial statements.

                               COPLEY FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS


2. Federal and State Income Taxes - (continued)

      In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.


3. Capital Stock


      At February 28, 2007, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

                                     Year Ended 2/28/07               Year Ended 2/28/06
                               -----------------------------     ----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------    ------------
Shares sold ................        103,791     $  5,369,011          46,011     $  2,125,370
Shares repurchased .........       (107,802)      (5,345,231)         (95,854)     (4,373,795)
                               ------------     ------------     ------------    ------------
Net Change .................         (4,011)    $     23,780          (49,843)   $ (2,248,425)
                               ============     ============     ============    ============

4. Purchase and Sale of Securities

      Purchases and sales of securities, other than United States government obligations and short-term notes, aggregated $1,447,131 and $383,061 respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

      Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. Irving Levine, Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

      Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

      For the year ended February 28, 2007, the fee for investment advisory service totaled $554,717 less fees of $60,000 voluntarily waived. Also during the period unaffiliated directors received $16,240 in directors' fees.

Operating Division

      The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Results of the operating division during this period are as follows:


    The accompanying notes are in integral part of the financial statements.

                               COPLEY FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS


5. Investment Advisory Fee and Other Transactions with Related
                      Parties - (continued)

      Sales .....................................................    $  138,260
      Cost of goods sold ........................................      (114,739)
                                                                     ----------
      Gross profit ..............................................        23,521
      General & administrative expenses .........................       (31,676)
                                                                     ----------
      Net loss from operations ..................................        (8,155)
      Other income (dividends and interest) .....................        16,248
                                                                     ----------
      Net Income ................................................    $    8,093
                                                                     ==========

6. Notes Payable

     A $3,000,000 line of credit has been secured for the operating division from Bank of America. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

      Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

      Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

      The Internal Revenue Service has, during examinations of the Fund's federal income tax returns, upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating division. This finding by the Internal Revenue Service is always subject to review by the Service and a finding different from the one issued in the past could be made by the Service.

      Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.


    The accompanying notes are in integral part of the financial statements.

                               COPLEY FUND, INC.


                             FINANCIAL HIGHLIGHTS

      The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).


                                                                             Year Ended
                                           ---------------------------------------------------------------------------------
                                            February      February      February      February      February       February
                                            28, 2007      29, 2006      28, 2005      28, 2004      28, 2003       28, 2002
                                           ----------    ----------    ----------    ----------    ----------     ----------
Net asset value,
  beginning of year ....................   $    46.86    $    43.88    $    39.26    $    31.33    $    37.66     $    39.94
Income (loss) for investment
  Operations:
  Net investment income (loss) .........         1.18          1.02          0.99          0.85          0.95           0.67
  Net gains (losses) on
   securities (both realized
   and unrealized) .....................         6.63          1.96          3.63          7.08         (7.28)         (2.95)
                                           ----------    ----------    ----------    ----------    ----------     ----------
Total investment operations ............         7.81          2.98          4.62          7.93         (6.33)         (2.28)
Net asset value, end of year ...........   $    54.67    $    46.86    $    43.88    $    39.26    $    31.33     $    37.66
                                           ==========    ==========    ==========    ==========    ==========     ==========
Total return(a) ........................        16.67%         6.79%        11.77%        25.31%       (16.81)%        (5.72)%
Net assets, last day of
  February (in thousands) ..............       86,868        74,646        72,079        69,473        57,644         76,607
Ratio of expenses to average
  net assets(b)(c) .....................         1.03%         1.09%         1.01%         1.01%         1.07%          0.98%
Ratio of net income (loss)
  to average net assets(c) .............         2.37%         2.26%         2.33%         2.42%         2.47%          1.70%
Portfolio turnover rate ................         0.50%         0.73%         0.44%         0.92%         8.65%          3.33%
Number of shares outstanding at
  end of period (in thousands) .........        1,589         1,593         1,643         1,770         1,840          2,034


----------
(a)   Total return for periods less than one year are not annualized.

(b)   Ratio of expenses presented exclude income taxes.

(c)   Annualized for periods less than one year.

    The accompanying notes are an integral part of the financial statements.

                               COPLEY FUND, INC.

                          DISCLOSURE OF FUND EXPENSES

      All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment return.

      Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

      The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The table below illustrates your Fund's costs in two ways:

      Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

      Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

      Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                    Beginning                                         Expenses Paid
                                  Account Value   Ending Account     Annualized       During Period*
                                      3/1/06       Value 2/28/07   Expense Ratios   (3/1/06 - 2/28/07)
                                 --------------- ---------------- ---------------- -------------------
Actual Fund Return .............      $1,000          $1,094             1.03%           $ 5.35
Hypothetical 5% Return .........      $1,000          $1,020             1.03%           $ 5.16

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period).

                               COPLEY FUND, INC.

                               SUPPLEMENTAL DATA

General

      Investment Products Offered

      o     Are not FDIC Insured

      o     May Lose Value

      o     Are Not Bank Guaranteed

      The investment return and principal value of an investment in the Copley Fund (the "Fund") will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call the Fund toll free at (877) 881-2751 or write to Gemini Fund Services at 4020 South 147th Street, Omaha, NE 68137.

      This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Voting Proxies on Fund Portfolio Securities

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to portfolio securities during the 12 month period ended June 30, 2006, (i) is available, without charge and upon request, by calling 1-800-352-9908; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Disclosure of Portfolio Holdings

      The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Agreement

      On April 21, 2007, the Board of Directors of the Fund approved the continuation of the advisory agreement with Copley Financial Services Corp. ("CFSC"). Prior to approving the continuation of the advisory agreement, the Board considered:

      o     the nature, extent and quality of the services provided by CFSC

      o     the investment performance of the Fund

      o the costs of the services to be provided and profits to be realized by CFSC from its relationship with the Fund

      o the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale

      o     the expense ratio of the Fund

      In considering the nature, extent and quality of the services provided by CFSC, the Board of Directors reviewed the portfolio management, operating division supervision and regulatory compliance services provided by CFSC to the Fund. The Board concluded that CFSC was providing essential services to the Fund. In particular, the Board concluded that CFSC was providing unique and specialized supervision of the Fund's operating division.

      The Directors compared the performance of the Fund to benchmark indices over various periods of time. In particular the Board noted that the Fund was rated number one by the Wall Street Journal in the category "Multi-Cap Value Equity Fund" for the one year period ended March 30, 2007. It also examined the Fund's investment objective and the dividend paying record of the portfolio securities selected by CFSC. Based upon this the Board concluded that the performance of the Fund warranted the continuation of the advisory agreement.

      In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report of the costs of services provided by and the profits realized by CFSC from its relationship with the Fund and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee paid by the Fund was equal to or lower than the average advisory fee paid by comparable mutual funds, but the expense ratio of the Fund was lower than the average expense ratio of comparable mutual funds. In particular, the Board noted that the Fund's expense ratio had decreased to 1.03% from last year's 1.07%. They noted that this fee also is adjusted downward if economies of scale were realized during the current contract period as the Fund grew, but did not consider that factor to be significant in light of the other factors considered. They did find significant, however, the fact that CFSC had voluntarily waived the receipt of $60,000 of its advisory fee, a practice it has engaged in for many years, in an effort to control the Fund's expense ratio. CFSC can discontinue this practice at any time.

                               COPLEY FUND, INC.


                    ABOUT THE FUND'S DIRECTORS AND OFFICERS

      The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.


Independent Directors

Name
(Date of Birth)           Principal Occupations(s) During Past 5 Years
Year Elected              and Other Directorships of Public Companies
----------------------   -------------------------------------------------------
Albert Resnick, M.D.     Physician Since 1948
(March 23, 1922)
1978
[1]

Kenneth Joblon           President, Brittany Dyeing & Printing Corp.
(February 28, 1946)      New Bedford, MA
1996
[1]

Inside Directors

Name
(Date of Birth)
Year Elected
(Number of Copley             Principal Occupations(s) During Past 5 Years
Portfolios Overseen)           and Other Directorships of Public Companies
----------------------   -------------------------------------------------------
Irving Levine            President, Treasurer and a Director of Copley Financial
(September 25, 1921)     Services Corp. since 1978; a Director of Franklin
1978                     Capital Corp. (an oper- ating investment company) since
[1]                      March, 1990 to October 2004; Chairman of the Board and
                         Treasurer of Stuffco International, Inc., a ladies handbag processor and retail chain operator, since
                         February 1978; Director of US Energy Systems, Inc. from
                         2000 to October 2004.

Officers

Name
(Date of Birth)               Principal Occupations(s) During Past 5 Years
Title                         and Other Directorships of Public Companies
----------------------   -------------------------------------------------------
Irvine Levine            See Above
(September 25, 1921)
Chairman of the Board
of Directors and
President


Eileen Joinson           Clerk-Treasurer of the Fund since 1980; Clerk and
(March 14, 1948)         Office Man- ager of Stuffco International, Inc., a
Clerk                    ladies handbag processor, since 1978.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

     [LOGO]
COPLEY FUND, INC.                                                Annual Report
  A No-Load Fund                                               February 28, 2007

================================================================================

Investment Adviser
Copley Financial Services Corp.
P.O. Box 3287
Fall River, Massachusetts 02722
E-mail: copleyfunds@verizon.net

Custodian
Bank of America
111 Westminster Street
Providence, Rhode Island 02903

Transfer Agent
Gemini Fund Services
4020 South 147th Street
Suite 2                                                             [LOGO]
Omaha, Nebraska 68137                                          COPLEY FUND, INC.
Tel. (402)493-4603                                               A No-Load Fund
(877)881-2751
Fax: (402)963-9094

General Counsel
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Auditors
Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

Item 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (508)674-8459.

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics adapted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics adapted in 2(a) above were granted.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The registrant paid the following amounts to Roy G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two calendar years:

                                      2006                    2007
                                      ----                    ----

(a)   Audit Fees                      $19,400                 $19,200

(b)   Audit Related Fees              None                    None

(c)   Tax Fees                        None                    None

(d)   All Other Fees                  None                    None

(e)(1) The Fund's Independent Directors perform the functions of an audit committee. The Fund has no standing audit committee. The policy of the Fund's Directors is to specifically pre-approve (i) all audit and non-audit services provided by the Fund's independent auditor to the Fund ("Fund Services") and (ii) all non-audit services provided by the Fund's independent auditor to the Fund's advisor.

If such Fund Services are required during the period between the Fund's regularly scheduled meetings, the President must seek approval from the Independent Directors.

(e)(2) The Fund's Independent Directors were not required to approve any of the fees described in paragraphs (b) through (d) of this item.

(f)   Not applicable.

(g)   See above table.

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. Schedule of Investments

The registrant's schedule of investments is included in its annual report to the shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has no audit or other standing committees. Rather the Independent Directors function as the audit and nominating committee. The Independent Directors, in performing the functions of the nominating committee advise the Board of Directors on the selection and nomination of individuals to serve as Directors of the Fund. Nominations for director, including nominations submitted by shareholders are evaluated according to the Fund's specific needs and the nominees' knowledge, expertise background and reputation. The Independent Directors do not have a formal procedure by which shareholders may recommend director candidates but will consider appropriate candidates recommended by shareholders. A shareholder wishing to submit such a recommendation should send a letter to the Fund's Clerk at PO Box 3287, Fall River, MA 02722. The mailing envelope should have a clear notation that the enclosed letter contains a DIRECTOR NOMINEE RECOMMENDATION. The letter must identify the writer as a shareholder and provide a summary of the candidate's qualifications.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officer, whose certification is included herewith, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's fiscal year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

The Exhibits listed below are attached to this Form N-CSR:

Exhibit No.          Description

12(a)(1)             Not applicable. See Item 2 hereof.

12(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed and attached hereto. (see attached)



12(a)(3)             Not applicable.

12(a)(4) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), is furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Copley Fund, Inc.

                                           By: /s/ Irving Levine


                                           ------------------------------
                                           Name:  Irving Levine
                                           Title: President (Principal
                                           Executive Officer)

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

                                            By: /s/ Irving Levine


                                           ------------------------------
                                           Name:  Irving Levine
                                           Title: President (Principal
                                                  Executive Officer &
                                                  Principal Financial
                                                  and Accounting Officer)
Date: May 8, 2007